JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

November 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust II (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses covering the Funds’ classes listed on Appendix A and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 165 (Amendment No. 166 under the Investment Company Act of 1940) filed electronically on October 25, 2012.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

J.P. Morgan U.S. Equity Funds	Share Classes
JPMorgan Equity Income Fund	Class A, Class B, Class C and Select Class
JPMorgan Equity Index Fund	Class A, Class B, Class C and Select Class
JPMorgan Intrepid Mid Cap Fund	Class A, Class B, Class C and Select Class
JPMorgan Large Cap Growth Fund	Class A, Class B, Class C and Select Class
JPMorgan Large Cap Value Fund	Class A, Class B, Class C and Select Class
JPMorgan Market Expansion Index Fund	Class A, Class B, Class C and Select Class
JPMorgan Mid Cap Growth Fund	Class A, Class B, Class C and Select Class
JPMorgan Multi-Cap Market Neutral Fund	Class A, Class B, Class C and Select Class
JPMorgan Small Cap Growth Fund	Class A, Class B, Class C, Select Class and Institutional Class
JPMorgan Small Cap Value Fund	Class A, Class B, Class C and Select Class

J.P. Morgan Investor Funds	Share Classes
JPMorgan Investor Conservative Growth Fund	Class A, Class B, Class C and Select Class
JPMorgan Investor Balanced Fund	Class A, Class B, Class C and Select Class
JPMorgan Investor Growth and Income Fund	Class A, Class B, Class C and Select Class
JPMorgan Investor Growth Fund	Class A, Class B, Class C and Select Class